Right-of-Use Asset (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease Right of Use Asset [Abstract]
Summary of Right of Use Assets
The following table presents details of movement in the carrying value of the right-of-use
asset:

	December 31, 2023	December 31, 2022
Balance, beginning	$87,286	$132,020
Depreciation	(42,644)	(37,791)
Foreign Exchange	2,018	(6,943)

Balance, ending	$46,660	$87,286